Warrants (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
Warrants
8. Warrants
There were no warrants issued or exercised during the nine months ended September 30, 2024. During the nine months ended September 30, 2024, warrants to purchase up to 227,120 shares of common stock at a weighted average exercise price of $39.03 per share expired. The following represents a summary of the warrants outstanding and exercisable at September 30, 2024, all of which are equity-classified:

			Number of Shares Underlying Warrants
Issue Date	Adjusted Exercise Price	Expiration Date	Outstanding	Exercisable
December 17, 2021	$14.99	December 15, 2026	36,538	36,538
December 17, 2021	$13.99	December 17, 2026	281,047	281,047
February 16, 2021	$49.99	February 11, 2026	65,003	65,003
August 7, 2020	$35.99	July 14, 2025	90,743	90,743
August 7, 2020	$44.99	July 14, 2025	10,939	10,939
July 23, 2020	$35.99	July 14, 2025	77,502	77,502
July 13, 2020	$44.99	July 14, 2025	21,846	21,846
July 13, 2020	$35.99	July 14, 2025	334,800	334,800
June 15, 2015	$1,509.99	Five years after milestone achievement	15,955	—
Total			934,373	918,418

8. Warrants
The following table summarizes warrant activity for the year ended December 31, 2023:

	Number of Common Warrants	Weighted Average Exercise Price	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding January 1, 2023	1,284,803	$61.30
Warrants Expired	(123,310)	149.99
Outstanding December 31, 2023	1,161,493	$51.89	1.78	$—

The following represents a summary of the warrants outstanding and exercisable at December 31, 2023, all of which are equity-classified:

			Number of Shares Underlying Warrants
Issue Date	Adjusted Exercise Price	Expiration Date	Outstanding	Exercisable
December 17, 2021	$ 14.99	December 15, 2026	36,538	36,538
December 17, 2021	$ 13.99	December 17, 2026	281,047	281,047
February 16, 2021	$49.99	February 11, 2026	65,003	65,003
August 7, 2020	$35.99	July 14, 2025	90,743	90,743
August 7, 2020	$44.99	July 14, 2025	10,939	10,939
July 23, 2020	$35.99	July 14, 2025	77,502	77,502
July 13, 2020	$44.99	July 14, 2025	21,846	21,846
July 13, 2020	$35.99	July 14, 2025	334,800	334,800
April 8, 2019	$26.99	April 8, 2024	65,907	65,907
April 8, 2019	$33.74	April 3, 2024	39,871	39,871
February 12, 2019	$36.62	February 7, 2024	5,548	5,548
February 12, 2019	$26.79	August 12, 2024	66,675	66,675
February 4, 2019	$42.49	January 30, 2024	1,732	1,732
January 31, 2019	$42.49	January 26, 2024	511	511
December 3, 2018	$77.99	June 3, 2024	46,876	46,876
June 15, 2015	$1,509.99	Five years after milestone achievement	15,955	—
Total			1,161,493	1,145,538